MARKETABLE SECURITIES (Schedule of investment income) (Details) - USD ($)	12 Months Ended
	Jul. 31, 2015	Jul. 31, 2014	Jul. 31, 2013
MARKETABLE SECURITIES [Abstract]
Interest income	$ 3,097	$ 2,557	$ 7,955
Dividend income	41,666	46,884	71,943
Gain (loss) on sale of marketable securities	6,455	182,870	(5,572)
Total	$ 51,218	$ 232,311	$ 74,326